Risk Management - Financial Instruments Subject to Credit Exposure (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	$ 324,014	$ 315,670
Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,136	1,495
Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	396	360
Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	26,783	24,056
Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,735	2,310
Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,265	4,300
Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	208,898	205,166
Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	204,428	199,178
Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	4,470	5,988
Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	50,829	48,802
Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	44,112	42,517
Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	6,717	6,285
Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	28,589	28,792
Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	244	205
Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	7,961	7,234
Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	13,720	14,035
Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	5,751	6,552
Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	793	674
Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	120	92
Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	383	389
Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	383	389
Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,137	1,496
Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	1,137	1,496
Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	398	362
Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	223	240
Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	175	122
Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	26,790	24,062
Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	26,740	24,021
Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	50	41
Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,738	2,313
Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	2,734	2,303
Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	4	10
Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,266	4,302
Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	4,266	4,302
Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	12	11
Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	264	270
Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	384	376
Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	114	135
Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	21	22
Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	2	2
Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	7	6
Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	3	3
Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	1	2
Stage 1 | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	317,815	309,080
Stage 1 | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,136	1,495
Stage 1 | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	388	336
Stage 1 | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	25,357	22,867
Stage 1 | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,628	2,264
Stage 1 | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,265	4,300
Stage 1 | Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	207,234	203,465
Stage 1 | Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	203,241	197,840
Stage 1 | Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	3,993	5,625
Stage 1 | Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	49,330	46,800
Stage 1 | Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	43,803	41,796
Stage 1 | Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	5,527	5,004
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	27,094	27,164
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	244	205
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	7,961	7,234
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	13,720	14,035
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	5,106	5,679
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	63	11
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	383	389
Stage 1 | Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	383	389
Stage 1 | Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,137	1,496
Stage 1 | Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	1,137	1,496
Stage 1 | Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	389	337
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	223	225
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	166	112
Stage 1 | Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	25,361	22,870
Stage 1 | Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	25,361	22,870
Stage 1 | Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,629	2,265
Stage 1 | Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	2,629	2,265
Stage 1 | Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,266	4,302
Stage 1 | Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	4,266	4,302
Stage 1 | Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	10	9
Stage 1 | Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	221	228
Stage 1 | Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	108	126
Stage 1 | Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	42	41
Stage 1 | Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	21	22
Stage 1 | Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 1 | Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 1 | Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	4	3
Stage 1 | Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 1 | Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	1	2
Stage 2 | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	5,836	6,317
Stage 2 | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	8	19
Stage 2 | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1,377	1,149
Stage 2 | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	104	37
Stage 2 | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,664	1,701
Stage 2 | Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	1,187	1,338
Stage 2 | Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	477	363
Stage 2 | Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	1,288	1,854
Stage 2 | Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	309	721
Stage 2 | Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	979	1,133
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1,395	1,557
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	645	873
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	730	663
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	20	21
Stage 2 | Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	8	20
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	0	15
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	8	5
Stage 2 | Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1,379	1,151
Stage 2 | Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	1,379	1,151
Stage 2 | Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	105	38
Stage 2 | Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	105	38
Stage 2 | Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 2 | Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	43	42
Stage 2 | Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	82	127
Stage 2 | Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	38	39
Stage 2 | Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	0	1
Stage 2 | Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	2	2
Stage 2 | Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 2 | Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	363	273
Stage 3 | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	0	5
Stage 3 | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	49	40
Stage 3 | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	3	9
Stage 3 | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	211	148
Stage 3 | Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	211	148
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	100	71
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	100	71
Stage 3 | Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1	5
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	1	5
Stage 3 | Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	50	41
Stage 3 | Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	50	41
Stage 3 | Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	4	10
Stage 3 | Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	4	10
Stage 3 | Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 3 | Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	194	123
Stage 3 | Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	34	55
Stage 3 | Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1	0
Stage 3 | Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 3 | Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 3 | Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	$ 0	$ 0